Capital and Capital Reserves (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Millions	1 Months Ended	12 Months Ended
	May 25, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital and Capital Reserves (Textual)
Ordinary shares par value			₪ 0.1	₪ 0.1
January 20, 2019 [member]
Capital and Capital Reserves (Textual)
Ordinary shares issued		7,385,600
Ordinary shares par value		₪ 0.1
Gross proceeds from the offering		₪ 118
Gross proceeds from the offering price		₪ 16
Board of Directors [Member]
Capital and Capital Reserves (Textual)
Dividend declared	₪ 11.88
Aggregate dividends	₪ 355
Dividend payment date	Jun. 29, 2016